Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Number of issued shares		431,464,705	439,199,514	431,465,767
Number of issued and outstanding shares		427,393,592	429,941,232
Number of treasury shares		4,071,113	9,258,282	10,368,038
Accumulated Other Comprehensive Income (Loss), proportionate share of other comprehensive income for equity method investments		€ (1.0)	€ 0.0	€ (5.8)
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)		264.1	593.1	282.3
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments		(11.6)	8.1	€ 8.5
Fair value of shares issued to participating customers	[1]	28.6	27.9
Fair value compensation of unvested equity awards to be exchanged		1.5
Additional Paid-in Capital [Member]
Fair value of shares issued to participating customers	[1]	€ 28.6	€ 27.9
Common Stock [Member]
Number of issued shares				431,465,767
Number of issued and outstanding shares		427,393,592		421,097,729

[1]	In 2017 (EUR 28.6 million) and 2016 (EUR 27.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares was recognized over the NRE Funding Agreements period (2013-2017).